S-K 1602(c) Dilution	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
No Redemption [Member] | With Over- Allotment [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.16
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.85
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.15
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (80,532)
Net Tangible Book Value, Adjusted | $	$ 87,044,930
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	7,392,857
Number of Shares Used, Adjustment	16,915,369
No Redemption [Member] | Without Over- Allotment [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.13
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.89
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.11
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (80,532)
Net Tangible Book Value, Adjusted | $	$ 75,697,151
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	7,392,857
Number of Shares Used, Adjustment	14,800,321
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.11
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.9
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.1
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (80,532)
Net Tangible Book Value, Adjusted | $	$ 794,930
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	7,392,857
Number of Shares Used, Adjustment	8,290,369
Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.11
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.9
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.1
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (80,532)
Net Tangible Book Value, Adjusted | $	$ 697,151
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	7,392,857
Number of Shares Used, Adjustment	7,300,321
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.45
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.56
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.44
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (80,532)
Net Tangible Book Value, Adjusted | $	$ 65,482,430
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	7,392,857
Number of Shares Used, Adjustment	14,759,119
Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.42
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.59
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.41
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (80,532)
Net Tangible Book Value, Adjusted | $	$ 56,947,151
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	7,392,857
Number of Shares Used, Adjustment	12,925,321
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	3.5
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	6.52
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.48
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (80,532)
Net Tangible Book Value, Adjusted | $	$ 43,919,930
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	7,392,857
Number of Shares Used, Adjustment	12,602,869
Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	3.47
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	6.54
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.46
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (80,532)
Net Tangible Book Value, Adjusted | $	$ 38,197,151
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	7,392,857
Number of Shares Used, Adjustment	11,050,321
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.15
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	7.86
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.14
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (80,532)
Net Tangible Book Value, Adjusted | $	$ 22,357,430
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	7,392,857
Number of Shares Used, Adjustment	10,446,619
Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.13
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	7.88
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.12
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (80,532)
Net Tangible Book Value, Adjusted | $	$ 19,447,151
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	7,392,857
Number of Shares Used, Adjustment	9,175,321
Net proceeds from this offering and the sale of the private placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ 87,022,500	[1]
Net proceeds from this offering and the sale of the private placement shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,772,500	[1]
Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	87,022,500	[1]
Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,772,500	[1]
Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	87,022,500	[1]
Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,772,500	[1]
Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	87,022,500	[1]
Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,772,500	[1]
Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	87,022,500	[1]
Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,772,500	[1]
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	102,962
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	102,962
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	102,962
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	102,962
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	102,962
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	102,962
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	102,962
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	102,962
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	102,962
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	102,962
Less: over-allotment liability [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: over-allotment liability [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(97,779)
Less: over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(97,779)
Less: over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(97,779)
Less: over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(97,779)
Less: over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(97,779)
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $		[2]
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $		[2]
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(86,250,000)	[2]
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(75,000,000)	[2]
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(21,562,500)	[2]
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(18,750,000)	[2]
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(43,125,000)	[2]
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(37,500,000)	[2]
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(64,687,500)	[2]
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ (56,250,000)	[2]
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(964,286)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(964,286)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(964,286)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(964,286)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(964,286)
Shares included in public units offered [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	8,625,000
Shares included in public units offered [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	7,500,000
Shares included in public units offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	8,625,000
Shares included in public units offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	7,500,000
Shares included in public units offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	8,625,000
Shares included in public units offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	7,500,000
Shares included in public units offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	8,625,000
Shares included in public units offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	7,500,000
Shares included in public units offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	8,625,000
Shares included in public units offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	7,500,000
Representative shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	700,000
Representative shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	700,000
Representative shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	700,000
Representative shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	700,000
Representative shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	700,000
Representative shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	700,000
Representative shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	700,000
Representative shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	700,000
Representative shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	700,000
Representative shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	700,000
Ordinary shares offered and sale of private placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	197,512	[3]
Ordinary shares offered and sale of private placement shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	171,750	[3]
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	197,512	[3]
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	171,750	[3]
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	197,512	[3]
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	171,750	[3]
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	197,512	[3]
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	171,750	[3]
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	197,512	[3]
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	171,750	[3]
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(8,625,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(7,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(2,156,250)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(1,875,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(4,312,500)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(3,750,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(6,468,750)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(5,625,000)

[1]	Expenses applied against gross proceeds include offering expenses of approximately $945,000. See “Use of Proceeds.
[2]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting a Business Combination — Permitted Purchases of Our Securities.
[3]	Assumes the issuance of an additional 171,750 public shares in the private placement (or 197,512 public shares if the over-allotment option is exercised in full) at a price of $10.00 per private placement unit from the Company in a private placement that will occur simultaneously with the closing of the offering.